Share-based payments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Share-based payments
24	Share-based payments
The Entity provides benefits to its employees through a share-based incentive. The following item refers to the outstanding plan on December 31, 2023.
Stock Options
May 2021
On May 6, 2021, the Entity launched a Stock Option Plan (“SOP” or “Plan”) in order to grant stock options to certain key employees (“Participants”) to incentivize and reward such individuals. These awards are scheduled to vest over a three-year period and the holders of vested options are entitled to purchase shares at the market price of the shares at grant date. This right may be subject to certain conditions to be imposed by the Entity and aims at aligning the interests of the Entity’s shareholders with those of the Participants. Each option will entitle the Participant to acquire 1 Class A common shares issued by the Company. The key terms and conditions related to the grants under the SOP are as follows:

# Tranche	Period in months when options will become potentially suitable for exercise (“Grace Period”)	Limit per tranche
		(percentage of the number of options granted)	(quantity of the number of options granted)
1st tranche	12	20%	332,498
2nd tranche	24	20%	332,498
3rd tranche	36	60%	997,485
The initial date of Grace Period for the options granted will be February 1st, 2021, the Company’s Initial Public Offer settlement day. The Participant will have the right to exercise their vested options from the third anniversary of the date of execution of the program up to 1 year, after which the referred options will be automatically forfeited, in full, regardless of prior notice or notification, and without the right to any indemnity. No Participant will have any of the rights and privileges of the Company’s shareholders until the options are duly exercised and the shares under the options are acquired by the Participant.
The issue or purchase price of the shares to be subscribed or purchased by the Participants (“Exercise Price”) will be US$18.00. The Exercise Price will be reduced by the amount in dollars per share distributed to its shareholders from the date of execution of this Plan, whether as dividends, interest on equity, redemption, capital reduction or other events defined by the Board of Directors.

The maximum number of shares available for the exercise of options under this plan is limited to 5% of the total share capital of the Company at any time, on a fully diluted basis, taking into account also the options granted under this Plan.
As of December 31, 2023, there are stock options outstanding with respect to 1,482,753 Class A common shares (1,572,616 as of December 31, 2022).
The total expense recognized for the programs for the year ended December 31, 2023 was R$ 1,147 (December 31, 2022 was R$ 2,555).
February 2023
In February 2023, the Board of Directors approved a second Stock Option Plan, which aims to grant up to 1,150,000 options, each entitling the beneficiary to purchase one Class A common share. Such options have an exercise price per share equal to US$9.96; provided that, unless otherwise provided for in an option agreement, this exercise price will be reduced by the amount per share distributed to our shareholders from the date of the grant of the option, whether as dividends, interest on capital, redemption, capital reduction or others. Options will become eligible to be exercised in May 2026. During the second quarter of 2023 the Entity and its subsidiaries issued stock option in connection to the related Plan.
As of December 2023, there are stock options outstanding with respect to 1,116,884 Class A common shares.
The total expense recognized for the programs for the period ended December 2023 was R$ 2,470.
Restricted Share Unit (RSU)

a)	Restricted Shares Units Plan
On April 04, 2022, the Entity announced its Restricted Share Unit Award Plan (“Plan”). The purpose of this Plan is to provide the opportunity for officers and employees of Vinci and its Subsidiaries, as elected by the Executive Compensation Committee, to receive restricted Shares (“RSU”). Shares representing up to 1.65% of the total amount of the capital stock of the Company, which equals, on this date, approximately 950.000 shares.
Under the Plan, stocks are awarded to the recipient upon their grant date. Subject to the terms of the Plan, each RSU shall grant the beneficiary the right to receive one (1) share, subject to the satisfaction of the conditions for acquisition of the shares. The RSUs awarded to the beneficiary shall be vested in different tranches, as long as the service condition is fulfilled and verified. The vesting dates may vary from 1 to 6 years after the granted date, accordingly to the dates defined in each Restricted Share Unit Award Agreement.
If an eligible participant ceases its relationship with the Group, within the vesting period, the rights will be forfeited, except in limited circumstances.

b)	Fair value of shares granted.
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Company uses certain assumptions to determine the RSUs fair value at the granted date, including the following:

•	Market value of the shares at the granted date.

•	Estimative of dividend yield and the US interest rate for the years comprised from the granted date until the vesting dates.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions. regarding the expected life of a share-based payment.

c)	Outstanding shares granted and valuation inputs
The total RSUs awarded for this Plan was 781,881. The table below summarize the activity for the year ended December 31, 2023.

	2023	2022
RSU outstanding on January 1 st	781,881	—

Granted	—	781,881
Forfeited	(35,689)	—
Vested	(57,413)	—

RSU outstanding on December 31	688,779	781,881

d)	As of December 31, 2023, total compensation expense of the plans was R$ 11,350 (R$ 11,721 as of December 31, 2022), including R$ 4,007 (R$ 4,483 as of December 31, 2022) of social charges provisions.